Employee benefit expense - Monthly average number of people employed by the Group (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefit expense
Processing and service delivery	47,620	46,381	45,323
Sales and marketing	7,590	7,584	7,245
Administration and overheads	8,874	9,095	8,447
Monthly average number of people employed by the Group	64,084	63,060	61,015